Long-term Debt - Long-term debt (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Gross amount of debt	$ 43,053	$ 16,550
Less: Unamortized discount	(114)	(118)
Total	42,939	16,432	$ 3,419
Less: Current portion of long-term debt	24,515		3,419
Long-term debt, net of discount	18,424	16,432
Term loans payable
Debt Instrument [Line Items]
Gross amount of debt	10,000	10,000	$ 3,419
Revolving line of credit outstanding
Debt Instrument [Line Items]
Gross amount of debt	5,421	3,550
Convertible note
Debt Instrument [Line Items]
Gross amount of debt	$ 27,632	$ 3,000